Investment Securities (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended
	Aug. 29, 2015	Aug. 30, 2014
Investment Securities [Abstract]
Proceeds from sale of available-for-sale securities	$ 43,900	$ 41,900
Gross realized gains on sales of available-for-sale securities	4	34
Gross realized losses on sales of available-for-sale securities	28	4
Unrealized holding gains (losses) net of tax on available-for-sale securities	(125)	(57)
Unrealized gain on long term available for sale securities in other comprehensive income	$ (55)	$ 47